UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 1, 2013 to February 28, 2013

Commission File Number of issuing entity: 333-171684-01

Capital Auto Receivables Asset Trust 2013-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171684

Capital Auto Receivables LLC
(Exact name of depositor as specified in its charter)

Ally Financial Inc.
(Exact name of sponsor as specified in its charter)

DELAWARE	35-7010730
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Capital Auto Receivables LLC	48265
200 Renaissance Center, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-1			X
Class A-2			X
Class A-3			X
Class A-4			X
Class B			X
Class C			X
Class D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☐ No ☒

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

With respect to the Monthly Period from February 1, 2013 to February 28, 2013, 4,124 receivables were added to the asset pool on the distribution date occurring on February 20, 2013, with an Aggregate Receivables Principal Balance of $83,154,296.02 and an Aggregate Amount Financed of $83,154,296.02 [as disclosed in the monthly Statement to Security Holder included as Exhibit 99 to the Form 10-D filed on February 28, 2013].

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on March 27, 2013 for the Collection Period from February 1, 2013 to February 28, 2013. The Supplemental Servicing Fees as reported in Section 4 and the Current Period Bankruptcies, as reflected by Total Accounts and Total Balance, as reported in Section 6 of the Monthly Statement attached to the Form 10-D as Exhibit 99 were incorrectly reported. The correct Supplemental Servicing Fees and Current Period Bankruptcies, as reflected by Total Accounts and Total Balance, as well as any resulting impact to other distribution and pool performance information for the Collection Period from February 1, 2013 to February 28, 2013 are reported in the revised Monthly Statement attached to this Form 10-D/A as Exhibit 99. This Form 10-D/A does not update any other disclosures to reflect developments since the initial filing and no other amendments were made.

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Monthly Period from February 1, 2013 to February 28, 2013 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 8, 2013
Central Index Key (CIK) of Securitizer: 0000893958

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information
None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from February 1, 2013 to February 28, 2013

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Capital Auto Receivables Asset Trust 2013-1
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date: May 15, 2013

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from February 1, 2013 to February 28, 2013

4